OTHER LOAN PAYABLE (Details Narrative)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Sep. 23, 2022 USD ($)	Sep. 23, 2022 CAD ($)
Other Loan Payable
Debt Instrument, Term	5 years	5 years
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.38%		4.38%
Debt Instrument, Periodic Payment	$ 43,650	$ 57,701
Other Loans Payable	$ 1,209,445		$ 1,636,820	$ 1,435,873	$ 1,943,257